UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

SEC FILE NUMBER

Commission File Number of issuing entity: 333-163025-01

Commission File Number of depositor: 333-163025

CUSIP NUMBER

(Check One):	☒ Form 10-K ☐ Form 20-F ☐ Form 11-K ☐ Form 10-Q ☐ Form 10-D ☐ Form N-SAR ☐ Form N-CSR

For Period Ended: October 31, 2011

☐ Transition Report on Form 10-K
☐ Transition Report on Form 20-F
☐ Transition Report on Form 11-K
☐ Transition Report on Form 10-Q
☐ Transition Report on Form N-SAR

For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type. Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

N/A

PART I — REGISTRANT INFORMATION

Chrysler Financial Auto Securitization Trust 2010-A (Issuing entity) TD Auto Finance LLC (Depositor and sponsor)

Full Name of Registrant

N/A

Former Name if Applicable

c/o U.S. Bank Trust National Association, as owner trustee 300 Delaware Ave., 9th Floor

Address of Principal Executive Office (Street and Number) of the issuing entity

Wilmington, Delaware 19801

City, State and Zip Code of the issuing entity

PART II — RULES 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

☐	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
(b)

The subject annual report, semi-annual report, transition report on Form 10-K, 20-F, 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and

	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III — NARRATIVE

State below in reasonable detail the reasons why Form 10-K, 20-F, 11-K, 10-Q, 10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

TD Auto Finance LLC (the “registrant”) was unable to timely file the Annual Report on Form 10-K for Chrysler Financial Auto Securitization Trust 2010-A (the “Trust”) for the fiscal year ended October 31, 2011. In connection with a change of ownership of the registrant in 2011, the registrant’s fiscal year-end date was changed from December 31 to October 31. This change accelerated the filing date of the Trust’s Form 10-K from March 30, 2012 to January 30, 2012. Because certain reports (and the testing required to complete those reports) which are to be filed as exhibits to the Trust’s Form 10-K could not be completed by the earlier filing date, the registrant was unable to file the Trust’s Form 10-K by January 30, 2012. However, the registrant expects to file the Trust’s Form 10-K by March 30, 2012.

(Attach extra sheets if needed)

PART IV — OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification

Q. Gwynn Lam, Assistant Secretary	248	427-2585
(Name)	(Area Code)	(Telephone Number)

(2)	Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s). Yes ☒ No ☐

(3)	Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion? Yes ☐ No ☒

If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Chrysler Financial Auto Securitization Trust 2010-A (Issuing entity) TD Auto Finance LLC (Depositor and sponsor)

(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	March 9, 2012	By:	TD Auto Finance LLC

/s/ L.F. Guindi L.F. Guindi Vice President and Treasurer